Amounts receivable	12 Months Ended
Dec. 31, 2022
Disclosure Of Trade And Other Receivables Text Block Abstract
Amounts receivable
5	Amounts receivable

	December 31, 2022 $	December 31, 2021 $

Amounts due from government assistance	–	16
Sales tax receivable	698	576
Other	29	10
	727	602